Goodwill - Summary of the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 353,645	$ 123,537
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	379,134	150,684	$ 152,459
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ (25,489)	$ (27,147)